Shareholder Report	12 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000236355 [Member]
Shareholder Report [Line Items]
Fund Name	Argent Mid Cap ETF
Class Name	Argent Mid Cap ETF
Trading Symbol	AMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Argent Mid Cap ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.argentetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$61	0.52%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the Period, the Argent Mid Cap ETF achieved a market price return of 32.72% and a net asset value (NAV) return of 32.84%. These returns outperformed its benchmark, the Russell 3000 Index, by 514 basis points at market price and 526 basis points at NAV. The Fund’s outperformance was primarily driven by stock selection as intended by the investment process. Allocation slightly detracted from performance.
At the sector level, the Industrials sector saw gains due to both stock selection and an overweight allocation. Stock selection in the Consumer Discretionary and Health Care sectors also contributed positively. Key stocks with company-specific catalysts that drove this outperformance included:
•United Rentals (Industrials): The construction equipment rental provider benefited from resilient organic growth and strong margins despite concerns about a peak in commercial construction and a housing market slowdown.
•TopBuild (Consumer Discretionary): The building materials supplier also showed resilience in organic growth and maintained strong margins, which investors rewarded.
•Medpace (Health Care): The contract research organization outperformed its peers who were struggling with reduced bioprocessing spending and weakness in China.
Conversely, the Technology sector was the primary drag on performance, largely due to the Fund not holding shares of Nvidia, a significant beneficiary of AI demand.

Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (8/16/2022)
Argent Mid Cap ETF - NAV	32.84%	15.90%
Argent Mid Cap ETF - Market	32.72%	15.87%
Russell 3000 Index	27.58%	12.73%
Russell Midcap Index*	23.11%	7.00%
*The Fund has changed its benchmark to the Russell 3000 Index, which represents the overall domestic equity market in which the Fund invests.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Visit www.argentetfs.com for more recent performance information.

Performance Inception Date	Aug. 16, 2022
Net Assets	$ 57,046,710
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 215,198
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	30.5%	(1)
Information Technology	21.0%
Consumer Discretionary	15.1%
Financials	13.1%
Health Care	13.0%
Real Estate	3.5%
Energy	3.1%
Money Market Funds	0.7%
Liabilities in Excess of Other Assets(2)	(0.0%)	(3)
Total	100.0%
(1) For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

(2) Cash, cash equivalents and liabilities in excess of other assets.
(3) Represents less than 0.05% of Net Assets.

ASSET WEIGHTING (as a % of Net Assets)